Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Deferred tax assets
Net operating loss carryforwards	$ 563,445	$ 776,310
Allowance for credit losses	42	6
Less: valuation allowances	(563,487)	(776,316)
Total deferred tax assets
Deferred tax liabilities
Operating lease liabilities	(371)	(748)
Right-of-use assets	709	902
Total deferred tax liabilities	$ 338	$ 154